Financial Instruments and Related Risk Management - Summary of Natural Gas Derivatives Outstanding (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / MMBTU MMBTU	Dec. 31, 2019 USD ($) $ / MMBTU MMBTU
NYMEX swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	14	16
Average contract price | $ / MMBTU	3.89	4.26
Fair value of Assets (Liabilities)	$ (18)	$ (30)
NYMEX swaps [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2021	2020
NYMEX swaps [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2022
Forwards Usd Cad [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 337
Maturities		2020
Forwards Usd Cad [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2021	2020
Forwards Usd Cad [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards Usd Cad [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 514
Maturities	2021
Forwards Usd Cad [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 254	$ 0
Maturities	2021	0
Forwards Cad Usd [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 120
Maturities		2020
Forwards Cad Usd [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2021	2020
Forwards Cad Usd [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards Cad Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 126
Maturities	2021
Forwards Usd Aud [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 78
Maturities		2020
Forwards Usd Aud [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2021	2020
Forwards Usd Aud [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards Usd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 28
Maturities	2021
Forwards Aud Usd [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2021	2020
Forwards Aud Usd [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards Aud Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 92	$ 47
Maturities	2021	2020
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities		0
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 70	$ 0
Maturities	2021
Options CAD/USD - sell USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities		0
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 55	$ 0
Maturities	2021
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities		0
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 61	$ 0
Maturities	2021